Share Capital and Reserve - Summary of Information of Diluted Earnings per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Net income for the year	$ 16,397	$ 5,872
Basic weighted average number of shares	177,619,824	183,381,187
Basic earnings per share	$ 0.09	$ 0.03
Effect of dilutive stock options	2,397,114	2,146,601
Effect of dilutive warrants	8,154,232	3,821,430
Effect of dilutive restricted share rights	2,048,843	1,636,568
Diluted weighted average number of common shares	190,220,013	190,985,786
Diluted earnings per share	$ 0.09	$ 0.03